CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT)
Merger recapitalization, repurchase costs	$ 7,192
Merger recapitalization, issuance costs	11,564
DEAC shares recapitalized, Redemptions and equity issuance costs	10,631
Shares issued in Offering, issuance costs	$ 41,536